Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summarized financial information
Summarized financial information is shown in the following tables. Consistent accounting policies have been applied by all segments within the Company, for all reporting periods. The current year results, and balances, may not be comparable to prior years as the current year includes the results of Baker Hughes from July 3, 2017.

Segment revenue	2017	2016
Oilfield Services	$5,881	$788
Oilfield Equipment	2,661	3,540
Turbomachinery & Process Solutions	6,295	6,668
Digital Solutions	2,342	2,086
Total	$17,179	$13,082

The performance of our operating segments is evaluated based on segment operating income (loss), which is defined as income (loss) before income taxes and equity in loss of affiliate and before the following: net interest expense, net other non operating income (loss), corporate expenses, restructuring, impairment and other charges, inventory impairments, merger and related costs, goodwill impairments and certain gains and losses not allocated to the operating segments.

Segment income (loss) before income taxes	2017	2016
Oilfield Services	$67	$(207)
Oilfield Equipment	26	305
Turbomachinery & Process Solutions	665	1,058
Digital Solutions	357	363
Total segment	1,115	1,519
Corporate	(370)	(375)
Inventory impairment and related charges (1)	(244)	(138)
Restructuring, impairment and other	(412)	(516)
Goodwill impairment	—	—
Merger and related costs	(373)	(33)
Other non operating income, net	80	3
Interest expense, net	(131)	(102)
Total	$(335)	$358

(1)
Inventory impairments and related charges are reported in the "Cost of goods sold" caption of the consolidated and combined statements of income (loss). 2017 includes $87 million of adjustments to write-up the acquired inventory to its estimated fair value on acquisition of Baker Hughes as this inventory was used or sold in the six months ended December 31, 2017.

Schedule of assets by segment
The following table presents total assets by segment at December 31:

Segments assets	2017	2016
Oilfield Services (1)	$32,841	$4,063
Oilfield Equipment	7,613	8,701
Turbomachinery & Process Solutions	9,147	8,090
Digital Solutions	3,830	3,140
Total segment	53,431	23,994
Corporate and eliminations (2)	3,069	(2,528)
Total	$56,500	$21,466

(1)	Goodwill acquired as a result of the Baker Hughes acquisition has been preliminarily allocated to Oilfield Services. See "Note 7. Goodwill and Other Intangible Assets" for further details.

(2)	Corporate and eliminations in total segment assets includes adjustments of intercompany investments and receivables that are reflected within the total assets of the four reportable segments.

Schedule of segment depreciation and amortization
The following table presents depreciation and amortization by segment for the years ended December 31:

Segment depreciation and amortization	2017	2016
Oilfield Services	$613	$132
Oilfield Equipment	187	154
Turbomachinery & Process Solutions	174	186
Digital Solutions	119	78
Total Segment	1,093	550
Corporate	10	—
Total	$1,103	$550

Schedule of revenues and property, plant and equipment, net	The following table presents net property, plant and equipment by its geographic location at December 31:

Property, plant and equipment - net	2017	2016
U.S.	$4,054	$833
Non-U.S.	2,905	1,492
Total	$6,959	$2,325